Commitments and Contingencies - Additional Information (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	1 Months Ended	12 Months Ended				1 Months Ended	0 Months Ended	1 Months Ended	0 Months Ended			0 Months Ended						1 Months Ended	0 Months Ended		1 Months Ended	0 Months Ended
	Oct. 02, 2010	Jun. 13, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 22, 2010	Oct. 31, 2011 Office space in New York City	Mar. 26, 2012 Schiller Agreement	Dec. 31, 2010 Schiller Agreement	Mar. 16, 2011 Schiller Agreement Sale Of Preparedness Services	Aug. 13, 2010 Schiller Agreement Sale Of Preparedness Services	Aug. 20, 2010 Schiller Agreement Sale Of Preparedness Services	Mar. 26, 2012 Schiller Agreement Before Amendment	Mar. 26, 2012 Nyweide Amendment	Oct. 15, 2010 Nyweide Amendment Sale Of Preparedness Services	Aug. 13, 2010 Nyweide Amendment Sale Of Preparedness Services	Aug. 11, 2010 Nyweide Amendment Sale Of Preparedness Services	Jul. 16, 2010 Nyweide Amendment Sale Of Preparedness Services	Mar. 31, 2011 Nyweide Amendment Sale Of Preparedness Services	Jan. 05, 2012 Nyweide Amendment Sale Of Bode	Dec. 10, 2010 Nyweide Amendment Sale Of Bode	Nov. 30, 2010 Nyweide Amendment Sale Of Bode	Jul. 16, 2010 Nyweide Amendment Before Amendment	Jan. 16, 2012 Nyweide Amendment After Amendment	Mar. 26, 2012 Nyweide Amendment as a full time employee	Jul. 16, 2010 Schiller Agreement	Jul. 16, 2010 Schiller Agreement Sale Of Preparedness Services	Mar. 26, 2012 Schiller Agreement After Amendment	Jul. 16, 2010 Nyweide Agreement	Jul. 16, 2010 Nyweide Agreement Sale Of Preparedness Services
Commitments and Contingencies Disclosure [Line Items]
Base salary per annum													$ 150										$ 375	$ 180				$ 180
Options granted			200,000	0	175,000			125,000						75,000
Exercise price			$ 3.05	$ 0	$ 1.65			$ 3.05						$ 3.05
Severance payment agreement														The Nyweide Amendment further provides that, should the Company merge or acquire an operating company before the expiration date of Mr. Nyweide's employment with the Company, the Company shall pay to Mr. Nyweide as severance a sum equal to 12 months compensation at $15 per month, plus all benefits and cash payments accruing throughout those 12 months in a lump sum within 30 days of the date on which Mr. Nyweide's employment with the Company is terminated (the "Nyweide Severance Payment"). The Nyweide Amendment further provides that the Severance Payment shall be reduced by an amount equal to $15 times the number of completed months worked by Mr. Nyweide from March 1, 2012 to the date of termination due to acquisition or merger. The Nyweide Amendment further provides that the Company shall pay to Mr. Nyweide certain professional fees for personal accounting and legal fees relating to the preparation and execution of the Nyweide Amendment.
Monthly severance pay								15
Base salary per month																									31
Lease, expiration date							Jun. 30, 2015
Non-cancellable obligations							15
Rent expense			144	178	198
Estimate of Possible Loss on conspired to divert work from the plaintiff						2,400
Legal fees			99
Litigation settled for cash payment		23	99	0	0
Cash Bonus									150	230	270					202			173
Shares withheld and placed in treasury in satisfaction of employees tax obligation																										113,650			72,977
Value of shares withheld and placed in treasury in satisfaction of employees tax obligation																										225			144
Loss contingency, damages sought, value	4,200,000
Asset held in trust				822								1,685							821
Performance Bonus																		150				250
Payment Of Performance Bonus															75		75			125	125
Restricted stock vested																											268,750			201,813
RSUs vested during the period																											31,912			14,093
Deferred Compensation Arrangement with Individual, Description			(i) 50% of the salary and 100% of benefits, including a housing allowance, that would have been earned for the period August 1, 2010 through January 31, 2012; (ii) 50% of the target cash bonus for the period January 1, 2011 through January 31, 2012 ; and (iii) cash in lieu of additional shares of stock for 50% of the number of shares of stock deemed earned upon the vesting of the target stock bonus awards that were in excess of the number of shares of restricted stock previously granted
Operating Lease Premodification Monthly Rent			12
Operating Lease Post Modification Monthly Rent			$ 5